Capital Commitments (Detail) - Dec. 31, 2018 - Capital Commitments - Computer and Network Equipment and Construction in Progress ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2019	$ 167,104	¥ 1,148,922
2020	40,947	281,529
2021	21,469	147,609
2022	15,220	104,645
2023 and thereafter	103,062	708,597
Purchase Obligation, Total	$ 347,802	¥ 2,391,302